Advance Payable (Details) - USD ($)							1 Months Ended						9 Months Ended		10 Months Ended	12 Months Ended
	Apr. 06, 2022	Apr. 05, 2022	Jul. 09, 2021	Dec. 10, 2020	Aug. 05, 2020	Oct. 15, 2019	Apr. 16, 2022	Aug. 31, 2021	Mar. 30, 2021	Mar. 29, 2021	Nov. 17, 2020	Mar. 17, 2020	Jul. 31, 2022	Jul. 31, 2021	Oct. 31, 2021	Oct. 31, 2021	Sep. 01, 2021	Dec. 31, 2020
Advance Payable (Details) [Line Items]
Repayment of notes payable					$ 55,370					$ 25,990	$ 71,190
Remitting percentage					17.00%					17.00%	17.00%
Outstanding balance															$ 27,056	$ 27,056
Outstanding balance													$ 67,945
Principal amount received			$ 95,000					$ 34,000									$ 110,000
Advance repaid			$ 107,350					$ 38,420
Total customer payments percentage			17.00%					17.00%
Outstanding balance advance													135,017	$ 67,945
Principal amount					$ 49,000					$ 23,000	$ 63,000				68,191
Capital advance agreement, description						the Company entered into a capital advance agreement (the “First Advance Agreement”) with their e-commerce platform provider (“Shopify”). Under the terms of the First Advance Agreement, the Company received $23,000 of principal and will repay $25,999 by remitting 17% of the total customer payments processed daily by the e-commerce platform provider until the advance is repaid in full.						the Company entered into a capital advance agreement (the “Second Advance Agreement”) with Shopify. Under the terms of the Second Advance Agreement, the Company received $10,000 of principal and will repay $11,300 by remitting 17% of the total customer payments processed daily by the e-commerce platform provider until the advance is repaid in full.
Revenue share agreement description									the Company closed a Revenue Share Agreement (“Agreement”) with a lender pursuant to which the Company agreed to sell, assign and transfer to the lender and the lender agreed to purchase from the Company, all of the Company’s right, title and interest in its future receivables amounting to $74,200 (“Specified Amount”) and $70,000 (“Purchase Price” or “Advance”) of this amount shall be made available to the Company. Pursuant to the Agreement, prior to the lender making the amount of the Advance available for use (even if the Company choose not to spend any or all of the Advance); (a) the Company will deliver, and will cause to be delivered, on each day to the lender, 20% of future receivables and 25% of future receivables after the 121st day from and including the closing date (“Applicable Percentage”) until the lender receive the specified Amount and; (b) the Company acknowledge that good, sufficient and valuable consideration has been received. The Company will only use the Advance for the purchase of products or services necessary to operate its business as defined in the Agreement. On April 1, 2021, an advance of $74,200 of which $70,000 was made available to the Company and $4,200 OID was charged to interest expense.							In addition, subject to the terms and conditions of this Development Agreement, the Company shall pay to Roblé a guaranteed minimum compensation of $36,000 for twelve months (the “GMC”) as follows: (i) $9,000 upon the Company’s receipt and approval of all recipes submitted by Roblé; (ii) $9,000 upon the commencement of selling of the Roblé Meals (“Selling Date”); (iii) $3,000 per month for a period of six months, commencing the month immediately following the Selling Date.
Principal amount repaid																	132,000
Advance amount repaid																	$ 5,500
July Advance Agreement [Member]
Advance Payable (Details) [Line Items]
Principal amount			$ 95,000
Repayment of notes payable			$ 107,350
Remitting percentage			17.00%
Outstanding balance															$ 27,055	$ 27,055
August Advance Agreement [Member]
Advance Payable (Details) [Line Items]
Outstanding balance													34,000
Principal amount received								$ 34,000
Advance repaid								$ 38,420
Total customer payments percentage								17.00%
PayPal Advance Agreement I [Member]
Advance Payable (Details) [Line Items]
Principal amount received		$ 25,000
Advance repaid		$ 27,502
Total customer payments percentage		30.00%
Debt discount		$ 2,502
Outstanding balance													15,822
Outstanding balance advance													11,680
April Advance Agreement I [Member]
Advance Payable (Details) [Line Items]
Outstanding balance													25,990
Principal amount received	$ 23,000
Advance repaid	$ 25,990
Total customer payments percentage	17.00%
Debt discount	$ 2,990
April Advance Agreement II [Member]
Advance Payable (Details) [Line Items]
Principal amount received	120,000
Advance repaid	$ 135,600
Total customer payments percentage	17.00%
Debt discount	$ 15,600
April Advance Agreement III [Member]
Advance Payable (Details) [Line Items]
Principal amount received	42,000						$ 110,000
Advance repaid	$ 47,460						$ 124,300
Total customer payments percentage	30.00%						17.00%
Debt discount	$ 5,460						$ 14,300
Advance Agreement II and III [Member]
Advance Payable (Details) [Line Items]
Outstanding balance advance													48,043
April Advance Agreement IV [Member]
Advance Payable (Details) [Line Items]
Outstanding balance advance													96,867
Paid amount													$ 27,433
Fifth Advance Agreement [Member]
Advance Payable (Details) [Line Items]
Outstanding balance advance														$ 34,000
Third Advance Agreement [Member]
Advance Payable (Details) [Line Items]
Advance outstanding balance																		$ 47,328
Principal outstanding balance																		1,672
Fourth Advance Agreement [Member]
Advance Payable (Details) [Line Items]
Principal outstanding balance																		63,000
Working Advance Agreement [Member]
Advance Payable (Details) [Line Items]
Capital advance agreement, description				the Company entered into a working capital agreement (the “First PayPal Advance Agreement”) with PayPal. Under the terms of the Fifth Advance Agreement, the Company received net proceeds of $17,000, net of $1,840 loan fee for a total principal amount of $18,840. and will repay the principal and by remitting The Company shall pay a minimum payment every 90-days beginning at the end of the Cancellation Period and ending when the Total Payment Amount has been delivered to Lender. The minimum payment is due in each 90-day period, irrespective of the amount paid in any previous 90-day period. The minimum payment is 5% of the principal amount for loans expected to be repaid in 12 months or more and 10% of the principal amount for loans expected to be repaid in less than 12 months (based on the Company’s account history).
First Paypal Advance Agreement [Member]
Advance Payable (Details) [Line Items]
Advance outstanding balance																		13,825
Principal outstanding balance																		$ 5,015
First Advance Agreement [Member]
Advance Payable (Details) [Line Items]
Advance outstanding balance										$ 10